OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LONG-TERM LIABILITIES
Schedule of other long-term liabilities

	As of December 31,
	2020	2021

Consideration payable for acquisitions	97,457	261,000
Asset retirement obligations	76,909	96,862
Deferred revenue – non-current (Note 4)	14,871	44,908
Deferred government grants	6,196	22,245
Payables for purchase of property and equipment	139,162	—
Others	14,662	114,285
Total	349,257	539,300